Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	PERASO INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 (File No. 333-276247) (the “Registration Statement”) of Peraso Inc. (the “Company”) is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the Securities and Exchange Commission (the “SEC”) on February 6, 2024.This Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), to update the Registration Statement to incorporate by reference the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, which was filed with the SEC on March 29, 2024, to include a statement providing for the incorporation by reference of any future filings that the Company will make with the SEC under Sections 13(a), 13(c), 14 or 15 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), until the termination of the offering of the securities under this Amendment (excluding any documents or information or portions of such documents that are deemed to be furnished and not filed with the SEC) and make conforming changes to the undertakings included in Item 17 of this Amendment.The closing of the transaction contemplated by the Registration Statement occurred on February 8, 2024. The Company issued a total of (i) 562,500 shares of common stock (which includes 82,500 shares of common stock sold pursuant to the partial exercise of the underwriter’s over-allotment option), (ii) pre-funded warrants to purchase up to 1,424,760 shares of common stock, (iii) Series A warrants to purchase up to 3,974,520 shares of common stock (which includes Series A warrants to purchase up to 165,000 shares of common stock sold pursuant to the partial exercise of the underwriter’s over-allotment option) and (iv) Series B warrants to purchase up to 3,974,520 shares of common stock (which includes Series B warrants to purchase up to 165,000 shares of common stock sold pursuant to the partial exercise of the underwriter’s over-allotment option). As of March 31, 2023, 423,650 pre-funded warrants remained outstanding and unexercised.This Amendment covers the offer and sale by the Company of the shares of common stock that are issuable upon the exercise of warrants that are described in the preceding paragraph. No further offer or sale is being made by the Company of the warrants that are described in the preceding paragraph. In addition, this Amendment covers shares of common stock that are issuable upon the exercise of warrants issued to Ladenburg Thalmann & Co. Inc., the sole underwriter in the offering.We previously paid to the SEC the entire registration fee relating to the shares of common stock that are the subject of this Amendment.
Entity Central Index Key	0000890394
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE